OSTERWEIS EMERGING OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited)

Shares		Value
Common Stocks: 92.5%
Aerospace & Defense: 3.7%
18,990	Axon Enterprise, Inc. [1]	$1,863,489
179,690	Kratos Defense & Security Solutions, Inc. [1]	2,808,555
		4,672,044

Biotechnology: 5.4%
88,691	Iovance Biotherapeutics, Inc. [1]	2,434,568
37,185	Turning Point Therapeutics, Inc. [1]	2,401,779
43,580	uniQure NV [1]	1,963,715
		6,800,062

Consumer Finance: 0.8%
65,375	Enova International, Inc. [1]	972,126

Diversified Consumer Services: 3.3%
61,170	Chegg, Inc. [1]	4,114,294

Diversified Telecommunication Services: 2.9%
29,325	Bandwidth, Inc. - Class A [1]	3,724,275

Food Products: 1.2%
10,895	Beyond Meat, Inc. [1]	1,459,712

Health Care Equipment & Supplies: 4.9%
83,425	Axonics Modulation Technologies, Inc. [1]	2,929,052
16,610	Insulet Corp. [1]	3,226,658
		6,155,710

Health Care Providers & Services: 2.3%
110,520	Progyny, Inc. [1]	2,852,521

Health Care Technology: 5.8%
53,368	Livongo Health, Inc. [1]	4,012,740
31,380	Tabula Rasa HealthCare, Inc. [1]	1,717,428
8,355	Teladoc Health, Inc. [1]	1,594,468
		7,324,636

Hotels, Restaurants & Leisure: 4.1%
18,020	Planet Fitness, Inc. - Class A [1]	1,091,471
28,985	Wingstop, Inc.	4,028,046
		5,119,517

Household Durables: 1.1%
7,426	Cavco Industries, Inc. [1]	1,432,104

Insurance: 1.8%
23,835	eHealth, Inc. [1]	2,341,550

Interactive Media & Services: 2.4%
51,420	EverQuote, Inc. - Class A [1]	2,990,587

Internet & Direct Marketing Retail: 7.5%
51,425	Etsy, Inc. [1]	5,462,878
53,430	Fiverr International Ltd. [1]	3,944,202
		9,407,080

Life Sciences Tools & Services: 2.9%
13,795	Bio-Techne Corp.	3,642,846

Machinery: 3.7%
87,545	Kornit Digital Ltd. [1]	4,673,152

Pharmaceuticals: 4.0%
14,585	MyoKardia, Inc. [1]	1,409,203
149,420	Revance Therapeutics, Inc. [1]	3,648,836
		5,058,039

Real Estate Management & Development: 2.8%
34,505	FirstService Corp.	3,476,379

Semiconductors & Semiconductor Equipment: 11.6%
73,195	Brooks Automation, Inc.	3,238,147
83,435	Enphase Energy, Inc. [1]	3,969,003
51,915	Inphi Corp. [1]	6,100,012
11,200	MKS Instruments, Inc.	1,268,288
		14,575,450

Software: 14.0%
21,115	Alteryx, Inc. - Class A [1]	3,468,772
30,925	Avalara, Inc. [1]	4,115,808
39,515	Crowdstrike Holdings, Inc. - Class A [1]	3,962,960
4,525	Everbridge, Inc. [1]	626,079
49,890	Five9, Inc. [1]	5,521,326
		17,694,945

Specialty Retail: 3.9%
57,720	Aaron's, Inc.	2,620,488
41,020	Floor & Decor Holdings, Inc. [1]	2,364,803
		4,985,291

Thrifts & Mortgage Finance: 2.4%
168,085	Meta Financial Group, Inc.	3,054,105

Total Common Stocks
(Cost $86,327,181)		116,526,425

Short-Term Investments: 6.5%
Money Market Funds: 6.5%
8,175,160	Federated U.S. Treasury Cash Reserves - Class I, 0.071%[2]	8,175,160
Total Money Market Funds
(Cost $8,175,160)		8,175,160
Total Short-Term Investments
(Cost $8,175,160)		8,175,160
Total Investments in Securities: 99.0%
(Cost $94,502,341)		124,701,585
Other Assets in Excess of Liabilities: 1.0%		1,316,801
Total Net Assets: 100.0%		$126,018,386

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of June 30, 2020.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Osterweis Emerging Opportunity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$116,526,425	$–	$–	$116,526,425
Short-Term Investments	8,175,160	–	–	8,175,160
Total Assets:	$124,701,585	$–	$–	$124,701,585

[1] See Schedule of Investments for industry breakouts.